Note 11 - Employee Stock Purchase Plan (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2010 Employee Stock Purchase Plan [Member]
Percentage Of Discount Allowed For Shares Issued Under Employee Stock Purchase Plan	15.00%		15.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans	4,459		2,838	1,248	1,563
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 10,700	$ 13,148	$ 49,757	$ 46,928	$ 80,718
Defined Contribution Plan, Cost Recognized	1,784	$ 1,948	7,541	7,020	12,038
Stock Issued During Period, Value, Employee Stock Purchase Plan	$ 10,700		$ 49,757	$ 46,928	$ 80,718